Amplify Cleaner Living ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.5%
Cleaner Building & Infrastructure - 15.4%
Array Technologies, Inc. (a)	782	$8,242
Ballard Power Systems, Inc. (a)	1,024	10,682
Beam Global (a)	578	7,618
Blink Charging Co. (a)	416	8,699
Bloom Energy Corp. - Class A (a)	568	8,565
Daqo New Energy Corp. - ADR (a)	308	12,357
Enphase Energy, Inc. (a)	64	8,990
FuelCell Energy, Inc. (a)	1,948	8,260
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	240	9,955
JinkoSolar Holding Co. Ltd. - ADR (a)	294	12,974
Schnitzer Steel Industries, Inc.	274	10,724
SolarEdge Technologies, Inc. (a)	44	10,482
TPI Composites, Inc. (a)	842	10,163
Trex Co., Inc. (a)	96	8,781
		136,492
Cleaner Energy - 14.2%
Azure Power Global Ltd. (a)	742	10,767
Brookfield Renewable Corp. - Class A	400	13,685
Brookfield Renewable Partners LP	404	13,536
Clean Energy Fuels Corp. (a)	1,934	11,739
Innergex Renewable Energy, Inc.	944	13,850
NextEra Energy Partners LP	156	11,734
Ormat Technologies, Inc.	176	11,996
Renewable Energy Group, Inc. (a)	298	11,998
Sunnova Energy International, Inc. (a)	410	8,061
SunPower Corp. (a)	580	9,732
Sunrun, Inc. (a)	320	8,298
		125,396
Cleaner Food & Dining - 33.7%
BellRing Brands, Inc. - Class A (a)	494	12,034
Beyond Meat, Inc. (a)	206	13,417
Calavo Growers, Inc.	304	12,589
Chipotle Mexican Grill, Inc. (a)	8	11,885
Dole PLC	930	12,583
FMC Corp.	120	13,244
Fresh Del Monte Produce, Inc.	470	13,080
Freshpet, Inc. (a)	118	10,978
Kura Sushi USA, Inc. - Class A (a)	182	8,399
Laird Superfood, Inc. (a)	908	7,237
Landec Corp. (a)	1,306	14,039
Mission Produce, Inc. (a)	664	9,475
National Beverage Corp.	256	11,436
Natural Grocers by Vitamin Cottage, Inc.	760	11,096
Oatly Group AB - ADR (a)	1,458	10,366
Pilgrim's Pride Corp. (a)	436	12,195
Primo Water Corp.	722	12,047
Sanderson Farms, Inc.	64	11,776
Sprouts Farmers Market, Inc. (a)	462	12,539
SunOpta, Inc. (a)	1,904	9,976
Tattooed Chef, Inc. (a)	766	9,728
The Alkaline Water Co., Inc. (a)	8,862	9,660
The Hain Celestial Group, Inc. (a)	316	11,543
The Simply Good Foods Co. (a)	328	11,555
The Vita Coco Co., Inc. (a)	1,186	12,939
Zevia PBC - Class A (a)	1,550	12,400
		298,216
Cleaner Health & Beauty - 19.0%
Allbirds, Inc. - Class A (a)	968	11,964
F45 Training Holdings, Inc. (a)	1,188	14,862
Herbalife Nutrition Ltd. (a)	364	15,474
Life Time Group Holdings, Inc. (a)	660	9,913
Lululemon Athletica, Inc. (a)	32	10,680
Medifast, Inc.	68	13,512
Nautilus, Inc. (a)	1,990	10,149
Peloton Interactive, Inc. - Class A (a)	350	9,565
Planet Fitness, Inc. - Class A (a)	154	13,651
The Honest Co., Inc. (a)	1,698	11,020
Tivity Health, Inc. (a)	534	13,585
USANA Health Sciences, Inc. (a)	132	12,617
WW International, Inc. (a)	814	10,256
Xponential Fitness, Inc. - Class A (a)	612	10,686
		167,934
Cleaner Transportation - 17.2%
Arcimoto, Inc. (a)	1,446	8,835
Canoo, Inc. (a)	1,430	8,752
ElectraMeccanica Vehicles Corp. (a)	4,950	9,850
Fisker, Inc. (a)	754	8,905
Kandi Technologies Group, Inc. (a)	3,650	10,950
Li Auto, Inc. - ADR (a)	414	10,801
Lucid Group, Inc. (a)	360	10,580
Nikola Corp. (a)	1,388	11,146
NIO, Inc. - ADR (a)	392	9,608
Niu Technologies - ADR (a)	724	10,172
Plug Power, Inc. (a)	406	8,879
Rivian Automotive, Inc. - Class A (a)	120	7,889
Tesla, Inc. (a)	14	13,114
Volcon, Inc. (a)	1,178	3,499
Workhorse Group, Inc. (a)	2,702	9,133
XPeng, Inc. - ADR (a)	288	10,106
		152,219
Total Common Stocks (Cost $1,229,827)		880,257

MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (c)	4,809	4,809
Total Money Market Funds (Cost $4,809)		4,809
Total Investments - 100.0%
(Cost $1,234,636)		$885,066

Percentages are based on Net Assets of $884,769.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$880,257
Money Market Funds	4,809
Total Level 1	885,066
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$885,066

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.